Employee benefit plans - Narrative (Details) shares in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) plan employee shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Number of qualified plans | plan	1
Accumulated benefit obligation for all defined benefit plans	$ 4,200,000,000	$ 4,500,000,000
Recognized cost of defined contribution plans, excluding the ESOP	$ 264,000,000	$ 282,000,000	$ 276,000,000
Shares of stock owned by Employee Stock Ownership Plan (shares) | shares	3.1	3.5
Fair value of shares total ESOP assets	$ 244,000,000	$ 185,000,000
The Bank of New York Mellon Corporation 401(k) Savings Plan
Defined Benefit Plan Disclosure [Line Items]
401(k) Employer matching contribution, percent match	100.00%	100.00%	100.00%
401(k) Employer matching contribution, percent of employees' base pay	7.00%	7.00%	7.00%
401(k) Employer matching contribution, maximum amount per participant	$ 16,000	$ 16,000	$ 16,000
401(k) Employer discretionary contribution amount	750	750	750
401(k) Maximum employee salary cap	$ 100,000	$ 100,000	$ 100,000
Deferred compensation arrangement with individual, requisite service period	1 year	1 year	1 year
401(k), shares of common stock owned (shares) | shares	7.8	8.7
401(k), fair value of total assets	$ 10,000,000,000.0	$ 8,800,000,000
United States
Defined Benefit Plan Disclosure [Line Items]
Number of employees covered by defined contribution plan | employee	6,400
United States | Fixed income | Minimum
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan assets	35.00%
United States | Fixed income | Maximum
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan assets	100.00%
United States | Equities | Minimum
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan assets	0.00%
United States | Equities | Maximum
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan assets	65.00%
United States | Cash equivalents | Minimum
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan assets	0.00%
United States | Cash equivalents | Maximum
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan assets	10.00%
Foreign
Defined Benefit Plan Disclosure [Line Items]
Number of employees covered by defined contribution plan | employee	18,400
Pension Plan | United States
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.72%	5.25%
Cash contributions expected to be made to fund defined benefit plans in the next fiscal year	$ 11,000,000
Pension Plan | Foreign
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.15%	4.44%
Cash contributions expected to be made to fund defined benefit plans in the next fiscal year	$ 6,000,000
pre-Medicare | United States
Defined Benefit Plan Disclosure [Line Items]
Assumed healthcare cost trend rate used in determining benefit expense for next fiscal year	8.90%
Assumed healthcare cost trend rate used in determining benefit expense for ultimate year	4.50%
Medicare | United States
Defined Benefit Plan Disclosure [Line Items]
Assumed healthcare cost trend rate used in determining benefit expense for next fiscal year	9.80%
Assumed healthcare cost trend rate used in determining benefit expense for ultimate year	4.50%
Healthcare Benefits | United States
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.72%	5.25%
Cash contributions expected to be made to fund defined benefit plans in the next fiscal year	$ 9,000,000
Healthcare Benefits | Foreign
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.60%	4.65%
Cash contributions expected to be made to fund defined benefit plans in the next fiscal year	$ 1,000,000